Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	398,666
Proposed Maximum Offering Price per Unit | $ / shares	7.01
Maximum Aggregate Offering Price	$ 2,794,648.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 385.94
Offering Note

(1)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low price per share of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on April 17, 2026.

(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form S-3ASR (Registration No. 333-290806) paid herewith.